Capital	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Capital
Note 24: Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2020	497,117,528	3,609	110	1,739	5,458
Shares issued under DRIP	239,779	24	-	-	24
Stock compensation plans (1)	1,530,915	148	-	(56)	92
Repurchases of common shares	(12,795,358)	(78)	-	-	(78)
Balance, December 31, 2021	486,092,864	3,703	110	1,683	5,496
Shares issued under DRIP	263,730	27	-	-	27
Stock compensation plans (1)	1,575,342	168	-	(149)	19
Repurchases of common shares (2)	(11,872,826)	(144)	-	-	(144)
Balance, December 31, 2022	476,059,110	3,754	110	1,534	5,398
(1) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(2) Stated capital was reduced by $50 million as of December 31, 2022 related to the Company’s automatic share purchase plan. See share repurchases below.
Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.
Dividends
Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its DRIP. Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2022	2021
Dividends declared per common share	$1.78	$1.62
Dividends declared	861	797
Dividends reinvested	(27)	(24)
Dividends paid	834	773
Registered holders of common shares may participate in the DRIP, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.
Share Repurchases – Normal Course Issuer Bid (“NCIB”)
The Company buys back shares (and subsequently cancels them) from time to time as part of its capital strategy. In June 2022, the Company announced that it plans to repurchase up to $2.0 billion of its common shares. Share repurchases are typically executed under a NCIB. Under the current NCIB, the Company may repurchase up to 24 million common shares between June 13, 2022 and June 12, 2023 in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order in the future from applicable securities regulatory authorities in Canada for such purchases.

Details of share repurchases were as follows:

	Year ended December 31,

	2022	2021
Share repurchases (millions of U.S. dollars)	1,282	1,400
Shares repurchased (number in millions)	11.9	12.8
Share repurchases - average price per share in U.S. dollars	$107.99	$109.42
Decisions regarding any future repurchases will depend on certain factors, such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into an automatic share purchase plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule
10b5-1
under the U.S. Securities Exchange Act of 1934, as amended. The Company entered into such a plan with its broker on November 30, 2022. As a result, the Company recorded a $718 million liability in “Other financial liabilities” within current liabilities as of December 31, 2022 with a corresponding amount recorded in equity in the consolidated statement of financial position (December 31, 2021 – nil).
Series II, Cumulative Redeemable Preference Shares
The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in, and terms attaching to, each such series. As of December 31, 2022 and 2021, 6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting
and are redeemable at the option of the Company for C$25.00 per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.